(Loss) earnings per share (Details Narrative) - shares shares in Thousands	9 Months Ended
	May 31, 2023	May 31, 2022
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	7,400	0
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	42,000	42,000